Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.			$ 16,641	$ (59,353)	$ (94,371)
Foreign			(1,468)	(4,218)	232
Income (loss) before income tax expense	$ (44,035)	$ (17,981)	$ 15,173	$ (63,571)	$ (94,139)